Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Revenue	$ 120,046	$ 144,901	$ 527,109	$ 692,199
Cost of revenue:
Cost of revenue	38,764	53,561	204,022	322,626
Gross profit	81,282	91,340	323,087	369,573
Operating expenses:
Selling and marketing	59,261	76,576	282,147	359,987
Enterprise technology and development	17,717	19,096	74,407	104,363
General and administrative	13,483	17,716	57,932	78,426
Restructuring	1,644	5,387	6,497	10,047
Impairment of intangible assets			3,092	19,907
Impairment of goodwill			40,000	0
Total operating expenses	92,105	118,775	464,075	572,730
Operating loss	(10,823)	(27,435)	(140,988)	(203,157)
Other income (expense)
Loss on partial debt extinguishment	(1,209)		(3,168)	0
Change in fair value of warrant liabilities	(724)	57	2,679	8,322
Impairment of other investment			(4,000)	0
Interest expense	(1,875)	(2,331)	(8,874)	(3,368)
Other income, net	477	569	1,747	958
Loss before income taxes	(14,154)	(29,140)	(152,604)	(197,245)
Income tax provision	(62)	(48)	(37)	3,053
Net loss	$ (14,216)	$ (29,188)	$ (152,641)	$ (194,192)
Net loss per common share, basic	$ (2.1)	$ (4.72)	$ (24.47)	$ (31.58)
Net loss per common share, diluted	$ (2.1)	$ (4.72)	$ (24.47)	$ (31.58)
Weighted-average common shares outstanding, basic	6,760,771	6,182,811	6,238,777	6,149,784
Weighted-average common share outstanding, diluted	6,760,771	6,182,811	6,238,777	6,149,784
Digital [Member]
Revenue:
Revenue	$ 61,506	$ 64,773	$ 258,370	$ 300,673
Cost of revenue:
Cost of revenue	12,862	14,967	64,942	66,419
Nutrition And Other [Member]
Revenue:
Revenue	55,512	74,120	249,510	353,331
Cost of revenue:
Cost of revenue	22,284	31,039	109,170	164,753
Connected Fitness [Member]
Revenue:
Revenue	3,028	6,008	19,229	38,195
Cost of revenue:
Cost of revenue	$ 3,618	$ 7,555	$ 29,910	$ 91,454